LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES (Details Narrative) - USD ($)	Mar. 31, 2022	Mar. 31, 2021	Apr. 01, 2019
Operating lease liability	$ 6,530,017
Weighted average discount rate leases	4.75%	4.35%
Plant and Dormitory [Member]
Lease period	4 years 6 months
Floors in Commercial Building [Member]
Lease period	3 years
Head Office [Member]
Lease period	5 years
Accounting Standards Update 2016-02 [Member]
Operating lease liability			$ 60,000.00